Right-of-Use Assets	6 Months Ended
Dec. 31, 2024
Right-of-Use Assets

7.	Right-of-Use Assets

Effective June 15, 2023, the Company entered into a lease agreement for mining equipment used in its E&E activities, for a term of two years. As at December 31, 2024 and June 30, 2024, the Company’s leased equipment classified as right-of-use (“ROU”) assets are as follows:

	December 31, 2024	June 30, 2024
	$	$
Cost, beginning and end of period	63,360	63,360

Accumulated Amortization, beginning of period	34,320	2,640
Depreciation	15,840	31,680
Accumulated Amortization, end of period	50,160	34,320

Net Book Value	13,200	29,040